Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000223246 | Brink's8622293
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223246 | Belden8622287
Holdings [Line Items]
Percent of Total Investments	6.30%
C000223246 | Darling Ingredients8622295
Holdings [Line Items]
Percent of Total Investments	6.30%
C000223246 | Louisiana-Pacific8622309
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223246 | US Physical Therapy8622322
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223246 | Enerpac Tool Group8622301
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223246 | AGCO8622283
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223246 | Boot Barn Holdings8622289
Holdings [Line Items]
Percent of Total Investments	5.30%
C000223246 | Dorman Products8622297
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223246 | Armstrong World Industries8622285
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223246 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223246 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223246 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000223246 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223246 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223246 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000223246 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000223247 | Brink's8622293
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223247 | Belden8622287
Holdings [Line Items]
Percent of Total Investments	6.30%
C000223247 | Darling Ingredients8622295
Holdings [Line Items]
Percent of Total Investments	6.30%
C000223247 | Louisiana-Pacific8622309
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223247 | US Physical Therapy8622322
Holdings [Line Items]
Percent of Total Investments	5.80%
C000223247 | Enerpac Tool Group8622301
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223247 | AGCO8622283
Holdings [Line Items]
Percent of Total Investments	5.60%
C000223247 | Boot Barn Holdings8622289
Holdings [Line Items]
Percent of Total Investments	5.30%
C000223247 | Dorman Products8622297
Holdings [Line Items]
Percent of Total Investments	4.90%
C000223247 | Armstrong World Industries8622285
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223247 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223247 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000223247 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000223247 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223247 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000223247 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000223247 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000223248 | Broadridge Financial Solutions8622342
Holdings [Line Items]
Percent of Total Investments	7.60%
C000223248 | Darling Ingredients8622343
Holdings [Line Items]
Percent of Total Investments	6.60%
C000223248 | Belden8622334
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223248 | Brink's8622340
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223248 | Louisiana-Pacific8622351
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223248 | US Physical Therapy8622362
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223248 | Boot Barn Holdings8622336
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223248 | Watsco8622365
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223248 | Armstrong World Industries8622332
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223248 | Murphy USA8622354
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223248 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223248 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223248 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223248 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223248 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000223248 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000223249 | Broadridge Financial Solutions8622342
Holdings [Line Items]
Percent of Total Investments	7.60%
C000223249 | Darling Ingredients8622343
Holdings [Line Items]
Percent of Total Investments	6.60%
C000223249 | Belden8622334
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223249 | Brink's8622340
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223249 | Louisiana-Pacific8622351
Holdings [Line Items]
Percent of Total Investments	5.90%
C000223249 | US Physical Therapy8622362
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223249 | Boot Barn Holdings8622336
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223249 | Watsco8622365
Holdings [Line Items]
Percent of Total Investments	4.60%
C000223249 | Armstrong World Industries8622332
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223249 | Murphy USA8622354
Holdings [Line Items]
Percent of Total Investments	4.50%
C000223249 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223249 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223249 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223249 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000223249 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000223249 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	49.20%